BUSINESS DEVELOPMENT (Details)	12 Months Ended
Dec. 31, 2009
Common shares
Exchange Ratio For One Share In Acquisition	1.1797 = 1
Preferred shares
Exchange Ratio For One Share In Acquisition	3.4782 = 1
Unit
Exchange Ratio For One Share In Acquisition	1.7391 = 1
Global Depositary Receipts
Exchange Ratio For One Share In Acquisition	0.17391 = 1